[CHAPMAN AND CUTLER LETTERHEAD]

September 13, 2017

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Elkhorn ETF Trust
(Registration Nos. 333-201473, 811-22926)

Ladies and Gentlemen:

On behalf of Elkhorn ETF Trust (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 115 and under the Investment Company Act of 1940, as amended, Amendment No. 117 to the Registrant's registration statement on Form N‑1A (the "Amendment"). The Amendment relates to the Elkhorn Long Non-USD Currency ETF, Series 2, a series of the Registrant. The Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845‑3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures